Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2017
Basis of Presentation and General Information
Basis of Presentation and General Information:

1.Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of DryShips Inc. and its subsidiaries (collectively, the “Company” or “DryShips”). DryShips was formed on September 9, 2004 under the laws of the Republic of the Marshall Islands. The Company is a diversified owner of ocean going cargo vessels and through June 8, 2015, also provided drilling services through Ocean Rig UDW Inc. (“Ocean Rig”) (Note 3).

From June 8, 2015 through April 5, 2016, Ocean Rig was considered as an affiliated entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig was accounted for under the equity method and its assets and liabilities were not consolidated in the Company’s balance sheet as of December 31, 2015 and 2016. On April 5, 2016, the Company sold all of its shares in Ocean Rig, to a subsidiary of Ocean Rig and as of that date, the Company no longer holds any equity interest in Ocean Rig. Accordingly, additional disclosures for Ocean Rig have not been included, in the accompanying consolidated financial statements.

As of August 29, 2017, Heidmar Holdings LLC (“Heidmar”) was considered an affiliated entity following the Company’s acquisition of an entity that holds a 49% interest in Heidmar in connection with the Private Placement. Heidmar is one of the world’s leading commercial tanker pool operators (Notes 3, 9).

Customers individually accounting for more than 10% of the Company’s voyage revenues and drilling revenues during the years ended December 31, 2015, 2016 and 2017, were as follows:

	Year ended December 31,
	2015	2016	2017
Customer A - Drilling segment	12%	-	-
Customer B - Drilling segment	14%	-	-
Customer C - Drilling segment	11%	-	-
Customer D - Drilling segment	10%	-	-
Customer E - Drilling segment	10%	-	-
Customer F - Drilling segment	10%	-	-
Customer G – Offshore support segment	-	37%	-

On March 11, 2016, the Company effected a 1-for-25 reverse stock split of its issued common stock. In connection with the reverse stock split seven fractional shares were cashed out. On August 15, 2016, the Company effected a 1-for-4 reverse stock split of its issued common stock. In connection with the reverse stock split five fractional shares were cashed out. On November 1, 2016, the Company effected a 1-for-15 reverse stock split of its issued common stock. In connection with the reverse stock split nine fractional shares were cashed out. On January 23, 2017, the Company effected a 1-for-8 reverse stock split of its issued common stock. In connection with the reverse stock split four fractional shares were cashed out. On April 11, 2017, the Company effected a 1-for-4 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out. On May 11, 2017, the Company effected a 1-for-7 reverse stock split of its issued common stock. In connection with the reverse stock split three fractional shares were cashed out. On June 22, 2017, the Company effected a 1-for-5 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out. Finally on July 21, 2017, the Company effected a 1-for-7 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out.

All share and per share amounts disclosed in the consolidated financial statements and notes give effect to these reverse stock splits retroactively, for all periods presented.